Consolidated condensed statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Share Premium [Member]	Capital Reserves [Member]	Other Reserves [Member]	Accumulated Currency Translation Differences [Member]	Accumulated Deficit [Member]	Non-controlling Interests [Member]
Balance, beginning of period at Dec. 31, 2020	$ 1,740,881	$ 1,527,382	$ 10,667	$ 1,011,743	$ 881,745	$ 96,641	$ (99,925)	$ (373,489)	$ 213,499
Profit/(loss) for the nine -month period after taxes	(6,446)	(18,166)	0	0	0	0	0	(18,166)	11,720
Change in fair value of cash flow hedges	59,905	56,493	0	0	0	66,553	0	(10,060)	3,412
Currency translation differences	(27,901)	(22,264)	0	0	0	0	(22,264)	0	(5,637)
Tax effect	(15,793)	(15,279)	0	0	0	(15,279)	0	0	(514)
Other comprehensive income	16,211	18,950	0	0	0	51,274	(22,264)	(10,060)	(2,739)
Total comprehensive income for the period	9,765	784	0	0	0	51,274	(22,264)	(28,226)	8,981
Capital increase (Note 13)	154,574	154,574	481	24,526	129,567	0	0	0	0
Reduction of Share Premium (Note 13)	0	0	0	(200,000)	200,000	0	0	0	0
Business combinations (Note 5)	8,287	0	0	0	0	0	0	0	8,287
Share-based compensation (Note 13)	12,895	12,895	0	0	0	0	0	12,895	0
Distributions (Note 13)	(164,813)	(141,968)	0	0	(141,968)	0	0	0	(22,845)
Balance, end of period at Sep. 30, 2021	1,761,589	1,553,667	11,148	836,269	1,069,344	147,915	(122,189)	(388,820)	207,922
Balance, beginning of period at Dec. 31, 2021	1,748,605	1,542,399	11,240	872,011	1,020,027	171,272	(133,450)	(398,701)	206,206
Profit/(loss) for the nine -month period after taxes	1,805	(9,473)	0	0	0	0	0	(9,473)	11,278
Change in fair value of cash flow hedges	240,581	222,211	0	0	0	220,638	0	1,573	18,370
Currency translation differences	(76,915)	(63,576)	0	0	0	0	(63,576)	0	(13,339)
Tax effect	(60,366)	(58,171)	0	0	0	(58,171)	0	0	(2,195)
Other comprehensive income	103,300	100,464	0	0	0	162,467	(63,576)	1,573	2,836
Total comprehensive income for the period	105,105	90,991	0	0	0	162,467	(63,576)	(7,900)	14,114
Capital increase (Note 13)	113,099	113,099	366	114,583	(1,850)	0	0	0	0
Business combinations (Note 5)	14,300	0	0	0	0	0	0	0	14,300
Share-based compensation (Note 13)	4,082	4,082	0	0	0	0	0	4,082	0
Distributions (Note 13)	(179,823)	(151,462)	0	0	(151,462)	0	0	0	(28,361)
Balance, end of period at Sep. 30, 2022	$ 1,805,368	$ 1,599,109	$ 11,606	$ 986,594	$ 866,715	$ 333,739	$ (197,026)	$ (402,519)	$ 206,259